Income Taxes (Tables)	12 Months Ended
Oct. 31, 2024
Income Taxes [Abstract]
Summary of Provision for (Recovery of) Income Taxes
The provision for (recovery of) income

taxes is comprised of the following:
Provision for (Recovery of) Income Taxes
(millions of Canadian dollars) For the years ended October 31

2024 2023
Provision for (recovery of) income taxes

– Consolidated Statement of Income

Current income taxes
Provision for (recovery of) income taxes

for the current period
$ 3,956 $ 3,244
Adjustments in respect of prior years and

other
(204) 1,180
1
Total current income taxes 3,752 4,424
Deferred income taxes
Provision for (recovery of) deferred income

taxes related to the origination

and reversal of temporary differences
2
(1,254) (656)
Effect of changes in tax rates (13) (74)
Adjustments in respect of prior years and

other
206 (576)
Total deferred income taxes 2 (1,061) (1,306)
Total provision for (recovery of) income taxes – Consolidated Statement of Income
2
2,691 3,118
Provision for (recovery of) income taxes

– Statement of Other Comprehensive Income
Current income taxes 767 65
Deferred income taxes 183 (452)
Total provision for (recovery of) income taxes – Statement of Other

Comprehensive Income
2
950 (387)
Income taxes – other items including

business combinations and other adjustments
Current income taxes (38) (188)
Deferred income taxes
2
(12) (32)
(50) (220)
Total provision for (recovery of) income taxes 2 3,591 2,511
Current income taxes
Federal 1,712 2,099
Provincial 1,221 1,380
Foreign 1,548 822
4,481 4,301
Deferred income taxes

Federal 2 92 (761)
Provincial 2 54 (449)
Foreign (1,036) (580)
(890) (1,790)
Total provision for (recovery of) income taxes 2 $ 3,591 $ 2,511
1

The 2023 amount includes the $
585

million impact to provision for income taxes as discussed in the Implementation of the Canada Recovery

Dividend and Change in Corporate Tax

Rate
section below.
2

Amounts for the year ended October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.

Summary of Reconciliation to Statutory Income Tax Rate
The Bank’s statutory and effective tax rate is outlined

in the following table.
Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except

as noted)
2024 2023
Income taxes at Canadian statutory income

tax rate
1
$ 3,009 27.8% $ 3,575 27.7%
Increase (decrease) resulting from:
Dividends received (28) (0.3) (109) (0.8)
Rate differentials on international operations (270) (2.5) (952) (7.4)
Other – net
1
(20) (0.2) 604 4.7
2
Provision for income taxes and effective

income tax rate
1 $ 2,691 24.8% $ 3,118 24.2%
1

Amounts for the year ended October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.
2

The 2023 amount includes the $
585

million impact to provision for income taxes as discussed in the Implementation of the Canada Recovery

Dividend and Change in Corporate Tax

Rate
section below.

Summary of Deferred Tax Assets and Liabilities
Deferred tax assets and liabilities comprise of

the following:
Deferred Tax Assets and Liabilities
(millions of Canadian dollars) As at
October 31 October 31
2024 2023
Deferred tax assets
Allowance for credit losses $ 1,592 $ 1,466
Trading loans 31 30
Employee benefits 1,036 867
Losses available for carry forward 45 127
Tax credits 89 46
Land, buildings, equipment, other depreciable

assets, and right-of-use assets
366 471
Securities 589 314
Deferred income 353 –
Intangibles 92 –
Other 1 727 1,006
Total deferred tax assets 1 4,920 4,327
Deferred tax liabilities
Pensions 81 158
Deferred expenses – 238
Intangibles – 10
Goodwill 202 174
Total deferred tax liabilities 283 580
Net deferred tax assets 1 4,637 3,747
Reflected on the Consolidated Balance Sheet

as follows:
Deferred tax assets 1 4,937 3,951
Deferred tax liabilities 2 300 204
Net deferred tax assets 1 $ 4,637 $ 3,747
1

Balances as at October 31, 2023 have been restated for the adoption of IFRS 17. Refer to Note 4 for details.
2

Included in Other liabilities on the Consolidated Balance Sheet.

Summary of Deferred Income Tax Expense (Recovery)
The movement in the net deferred tax asset

for the years ended October 31, 2024 and

October 31, 2023, was as follows:
Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars) For the years ended October 31
2024 2023
Consolidated Other Business

Consolidated Other Business

statement of comprehensive combinations

statement of comprehensive combinations

income income and other Total income income and other Total
Deferred income tax expense

(recovery)
Allowance for credit losses $ (126) $ – $ – $ (126) $ (127) $ – $ – $ (127)
Trading loans

(1) – – (1) (2) – – (2)
Employee benefits (154) (15) – (169) (9) 12 (113) (110)
Losses available for carry

forward 82 – – 82 (53) – (12) (65)
Tax credits (43) – – (43) (5) – – (5)
Land, buildings, equipment, other depreciable
assets, and right-of-use assets 105 – – 105 (194) – 3 (191)
Other deferred tax assets
1
291 – (12) 279 (754) – 5 (749)
Securities

(494) 219 – (275)

(66) (443) – (509)
Pensions (56) (21) – (77) (5) (21) – (26)
Deferred (income) expenses (591) – – (591) 11 – – 11
Intangibles (102) – – (102) (122) – 85 (37)
Goodwill 28 – – 28 20 – – 20
Total deferred income tax

expense (recovery)
1
$ (1,061) $ 183 $ (12) $ (890) $ (1,306) $ (452) $ (32) $ (1,790)
Amounts for the year ended October 31, 2023

have been restated for the adoption of IFRS 17. Refer to Note 4 for details.